Long-Term Debt (Narrative) (Detail) - USD ($)				1 Months Ended								12 Months Ended
	Oct. 01, 2024	Aug. 15, 2016		Aug. 31, 2019	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2016	Oct. 31, 2014	Sep. 30, 2011	Sep. 30, 2006	Jun. 30, 2006	Dec. 31, 2017	May 31, 2017	Aug. 31, 2016	Jun. 29, 2016	May 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Debt Instrument [Line Items]
Period of deferral								10 years
Period for consideration of proceeds (days)									180 days			365 days
Interest in RSN issued by Dominion (percentage)												5.00%
Capital Unit, Class A
Debt Instrument [Line Items]
Principal amount of notes														$ 1,400,000,000
Payment percentage rate on Equity Units														6.75%					6.375%	6.125%
Purchase price to be paid under stock purchase contracts (in dollars per unit)												$ 50
Issuance of common stock (in shares)		28,000,000	[1]		12,500,000
Capital Unit, Class B
Debt Instrument [Line Items]
Payment percentage rate on Equity Units																				6.00%
Common Stock
Debt Instrument [Line Items]
Purchase price to be paid under stock purchase contracts (in dollars per unit)												$ 50
Shares reserved and available for issuance												23,100,000
Remarketable Subordinated Notes | Capital Unit, Class A
Debt Instrument [Line Items]
Interest rate (percentage)		2.00%	[1],[2]										1.50%				1.07%
Principal amount of notes		$ 1,400,000,000	[1]										$ 1,000,000,000				$ 550,000,000		$ 1,000,000,000
Issuance of common stock (in shares)					12,500,000	8,500,000	8,500,000
Remarketable Subordinated Notes | Capital Unit, Class B
Debt Instrument [Line Items]
Interest rate (percentage)																1.18%
Principal amount of notes																$ 550,000,000
Remarketable Subordinated Notes, 2016 Series A-1, due August 15, 2021
Debt Instrument [Line Items]
Interest in RSN issued by Dominion (percentage)												2.50%
Remarketable Subordinated Notes, 2016 Series A-1, due August 15, 2021 | Capital Unit, Class A
Debt Instrument [Line Items]
Principal amount of notes		700,000,000
Remarketable Subordinated Notes, 2016 Series A-2, due August 15, 2024
Debt Instrument [Line Items]
Interest in RSN issued by Dominion (percentage)												2.50%
Remarketable Subordinated Notes, 2016 Series A-2, due August 15, 2024 | Capital Unit, Class A
Debt Instrument [Line Items]
Principal amount of notes		$ 700,000,000
Scenario, Forecast | Maximum
Debt Instrument [Line Items]
Shares to be issued under purchase contracts				18,800,000
Scenario, Forecast | Minimum
Debt Instrument [Line Items]
Shares to be issued under purchase contracts				15,000,000
Unsecured Junior Subordinated Notes | June 2006 and September 2006 hybrids | Maximum
Debt Instrument [Line Items]
Amount purchased and cancelled						$ 200,000,000
Unsecured Junior Subordinated Notes | July 2016 Hybrids
Debt Instrument [Line Items]
Interest rate (percentage)						5.25%
Principal amount of notes						$ 800,000,000
Unsecured Junior Subordinated Notes | Series A Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percentage)													2.579%				4.104%
Unsecured Junior Subordinated Notes | Series B Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percentage)																2.962%
October 2014 Hybrids [Member] | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percentage)								5.75%
Principal amount of notes								$ 685,000,000
October 2014 Hybrids [Member] | LIBOR [Member] | Unsecured Junior Subordinated Notes | Scenario, Forecast
Debt Instrument [Line Items]
Spread on variable percentage rate	3.057%
June 2006 hybrids
Debt Instrument [Line Items]
Junior subordinated notes											$ 300,000,000
Interest rate (percentage)															7.50%
Aggregate redemption price paid																	$ 38,000,000	$ 14,000,000
June 2006 hybrids | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Amount purchased and cancelled						125,000,000
June 2006 hybrids | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable percentage rate											2.825%
September 2006 hybrids
Debt Instrument [Line Items]
Junior subordinated notes										$ 500,000,000
Aggregate redemption price paid																	$ 4,000,000	$ 3,000,000
September 2006 hybrids | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Amount purchased and cancelled						$ 74,000,000
September 2006 hybrids | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable percentage rate										2.30%

[1]	The maturity dates of the $700 million Series A-1 RSNs and $700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.
[2]	Annual interest rate applies to each of the Series A-1 RSNs and Series A-2 RSNs.